Stock-Based Compensation - Schedule of Stock-Based Compensation Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Stock-Based Compensation
Stock-based compensation expense before income taxes	$ 4,704	$ 26,346	$ 36,067
Income tax benefit	975	7,846	15,349
Total stock-based compensation, net of tax	3,729	18,500	20,718
Cost of services
Stock-Based Compensation
Stock-based compensation expense before income taxes	26	1,302	602
Cost of product sales
Stock-Based Compensation
Stock-based compensation expense before income taxes	(8)	330	675
Selling, general and administrative
Stock-Based Compensation
Stock-based compensation expense before income taxes	4,628	22,304	15,700
Research and development
Stock-Based Compensation
Stock-based compensation expense before income taxes	58	2,410	4,223
Operating expenses, excluding transaction expense, net
Stock-Based Compensation
Stock-based compensation expense before income taxes	4,704	26,346	21,200
Transaction (income) expense, net
Stock-Based Compensation
Stock-based compensation expense before income taxes	$ 0	$ 0	$ 14,867